Investment Risks	Mar. 10, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]
Risk [Text Block]	In addition, the “Micro-Capitalization Investing” disclosure under “Market Capitalization Risk” in the “Principal Investment Risks” section is hereby deleted.